Long-Term Debt - Additional Information (Details) $ in Thousands	4 Months Ended	12 Months Ended
	Apr. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Debt Instrument [Line Items]
Interest expense		$ 17,856	$ 16,480	$ 14,982
Weighted average interest rate		3.65%	2.81%
2013 Credit Facility
Debt Instrument [Line Items]
Line of credit facility amount drawn down		$ 115,000
2013 Credit Facility Tranche B		$ 35,000
2007 Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 370,000
Prepayments of four scheduled amortization payments	$ 64,875
Debt variable rate basis		LIBOR
Number of amortization payments	5
Frequency of Payments		quarterly
Deferral of scheduled amortization payments	November 2017
2007 Credit Facility | Extension of the final maturity date
Debt Instrument [Line Items]
Maturity date		Dec. 31, 2019
2007 Credit Facility | Prior to amendment
Debt Instrument [Line Items]
Credit facility margin		2.00%
2007 Credit Facility | After the amendment
Debt Instrument [Line Items]
Credit facility margin		3.00%
2008 Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity				350,000
Prepayments of four scheduled amortization payments	$ 46,024
Number of amortization payments	5
Frequency of Payments		quarterly
Deferral of scheduled amortization payments	November 2017
2008 Credit Facility | Extension of the final maturity date
Debt Instrument [Line Items]
Maturity date		Dec. 31, 2019
2011 Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 25,000			$ 25,000
Prepayments of four scheduled amortization payments	$ 5,000
Number of amortization payments	5
Frequency of Payments		quarterly
Deferral of scheduled amortization payments	December 2017